Subsequent Events	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

The Company has completed an evaluation of all subsequent events after the audited balance sheet date of March 31, 2016 through May 25, 2016, the date this Annual Report on Form 20-F was filed with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of March 31, 2016, and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent events have occurred that require disclosure within these consolidated financial statements.